Income Taxes (Textuals) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards
Cash paid for income taxes			$ 8,000,000	$ 17,000,000	$ 9,000,000
Income before taxes attributable to foreign operations			38,000,000	11,000,000	11,000,000
Undistributed earnings of foreign subsidiaries	1,600,000,000		1,600,000,000
Reversal of U.S. valuation allowance	130,000,000	87,000,000
Out of period income tax adjustment			4,000,000
Unrecognized tax benefits that would impact effective tax rate	6,000,000		6,000,000	4,000,000	7,000,000
Interest and penalties included in Income tax benefit			1,000,000	2,000,000	4,000,000
Cumulative interest and penalities				1,000,000
Unrecorded benefit impacting the effective tax rate that is reasonably possible to be recognized	1,000,000		1,000,000
Domestic Tax Authority
Operating Loss Carryforwards
Net operating loss carryforwards	352,000,000		352,000,000	285,000,000
Foreign Tax Authority
Operating Loss Carryforwards
Net operating loss carryforwards	672,000,000		672,000,000	485,000,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards
Net operating loss carryforwards	326,000,000		326,000,000	323,000,000
Expiration between 2013 and 2026 | Foreign Tax Authority
Operating Loss Carryforwards
Net operating loss carryforwards	498,000,000		498,000,000
Indefinite period | Foreign Tax Authority
Operating Loss Carryforwards
Net operating loss carryforwards	$ 174,000,000		$ 174,000,000